PHOENIX
SEMIANNUAL REPORT

[bullet] PHOENIX VALUE EQUITY
         FUND
[bullet] SMALL CAP VALUE
         FUND

[Phoenix Logo] Phoenix
               Duff & Phelps

--------------------------------------------------------------------------------
         Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank;
         and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX VALUE EQUITY FUND

INVESTOR PROFILE
     Phoenix Value Equity Fund is designed for long-term investors seeking long-term capital appreciation by investing in a diversified portfolio of common stocks.

INVESTMENT ADVISER'S REPORT
     Since the Fund's inception on November 5, 1997 through the end of this reporting period, February 28, 1998, Class A shares returned 8.96%, Class B shares earned 8.72%, Class C shares returned 8.78% and Class M shares earned 8.95% compared with a return of 11.90% for the S&P 500 Index* and 9.55% for the Russell 1000 Value Index.** All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Despite concerns over the economic turmoil in Asia and its expected negative impact on corporate earnings, the U.S. stock market climbed to record highs over this latest reporting period. For the three-month period ended February 28, 1998, the S&P 500 Index posted an impressive return of 10.24%, a gain that surprised even the most bullish of Wall Street investors. As broken down by sector performance, health-care and consumer cyclical stocks led the market over this volatile period, while energy and transportation were laggards.

     The Fund's good performance was due to appreciation of the most contrarian of our holdings, namely Boeing, Aetna, Raytheon, Oracle and Caterpillar. The most heavily weighted sectors within the Fund were money center banks, insurance companies and government Agency-sponsored securities, especially Sallie Mae holdings. These areas underperformed during the period, acting as a serious drag on performance, but the situation turned around in March.


OUTLOOK

     We continue to buy heavily discounted, low expectation names in our portfolio that reflect our strong value bias. Despite the high valuation levels of the markets as a whole, we remain sanguine about the outlook for 1998.

 *The S&P 500 Index is an unmanaged, commonly used measure of stock total return performance.
**The Russell 1000 Value Index is an unmanaged, commonly used measure of total return performance of large-capitalization value-oriented stocks.

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                        INVESTMENTS AT FEBRUARY 28, 1998
                                  (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--94.2%
  Aerospace/Defense--3.5%
  Boeing Co. ...................................     10,000       $   542,500
                                                                  -----------
Air Freight--1.4%
  FDX Corp. (b) ................................      3,400           216,538
                                                                  -----------
Banks (Major Regional)--7.4%
  AmSouth Bancorporation .......................      1,900           106,756
  Fleet Financial Group, Inc. ..................      2,300           181,269
  KeyCorp. .....................................      2,200           154,137
  NationsBank Corp. ............................      2,200           150,700
  PNC Bank Corp. ...............................      2,800           155,400
  Wells Fargo & Co. ............................      1,300           418,600
                                                                  -----------
                                                                    1,166,862
                                                                  -----------
Banks (Money Center)--9.9%
  BankAmerica Corp. ............................      1,700           131,750
  Bankers Trust New York Corp. .................      2,400           283,800
  Chase Manhattan Corp. ........................      2,600           322,563
  Citicorp .....................................      4,300           569,750
  Morgan (J.P.) & Co., Inc. ....................      2,000           239,000
                                                                  -----------
                                                                    1,546,863
                                                                  -----------
Beverages (Alcoholic)--1.4%
  Anheuser-Busch Companies, Inc. ...............      4,600           215,625
                                                                  -----------
Chemicals--0.8%
  Praxair, Inc. ................................      2,500           119,531
                                                                  -----------
Communications Equipment--1.8%
  Motorola, Inc. ...............................      5,100           284,325
                                                                  -----------
Computers (Hardware)--1.8%
  Hewlett Packard Co. ..........................      1,600           107,200
  Sun Microsystems, Inc. (b) ...................      3,600           171,450
                                                                  -----------
                                                                      278,650
                                                                  -----------
Computers (Software & Services)--1.5%
  Oracle Corp. (b) .............................      9,300           229,012
                                                                  -----------
Electrical Equipment--2.5%
  Honeywell, Inc. ..............................      5,000           396,250
                                                                  -----------
Electronics (Defense)--1.5%
  Raytheon Co. Class B .........................      4,100           241,131
                                                                  -----------
Electronics (Semiconductors)--2.3%
  Intel Corp. ..................................      4,000           358,750
                                                                  -----------
Financial (Diversified)--10.8%
  American Express Co. .........................      1,700           153,107
  FMAC .........................................     10,100           477,225
  FNMA .........................................      8,500           542,406
  SLM Holding Corp. ............................     12,500           516,406
                                                                  -----------
                                                                    1,689,144
                                                                  -----------
Footwear--2.3%
  Nike, Inc. Class B ...........................      8,300           364,163
                                                                  -----------
Health Care (Diversified)--8.2%
  American Home Products Corp. .................      2,500           234,375
  Bristol-Myers Squibb Co. .....................      3,700           370,694


                                                     SHARES            VALUE
                                                 --------------   --------------
  Foundation Health Systems, Inc.
    Class A (b) ................................     11,000       $   304,562
  Johnson & Johnson ............................      5,100           385,050
                                                                  -----------
                                                                    1,294,681
                                                                  -----------
Health Care (Drugs-Major Pharmaceuticals)--4.0%
  Pfizer, Inc. .................................      5,000           442,500
  Pharmacia & Upjohn, Inc. .....................      4,700           185,944
                                                                  -----------
                                                                      628,444
                                                                  -----------
Health Care (Medical Products & Supplies)--0.5%
  Baxter International, Inc. ...................      1,500            84,937
                                                                  -----------
Insurance (Life/Health)--1.7%
  Aetna, Inc. ..................................      3,100           270,863
                                                                  -----------
Insurance (Multi-Line)--2.5%
  American International Group, Inc. ...........      3,300           396,619
                                                                  -----------
Insurance (Property-Casualty)--3.4%
  Allstate Corp. ...............................      1,000            93,250
  Chubb Corp. ..................................      1,800           143,662
  Travelers Property Casualty Corp. Class A.....      7,200           295,200
                                                                  -----------
                                                                      532,112
                                                                  -----------
Investment Banking/Brokerage--2.1%
  Merrill Lynch & Co., Inc. ....................      4,500           322,031
                                                                  -----------
Machinery (Diversified)--1.5%
  Caterpillar, Inc. ............................      4,400           240,350
                                                                  -----------
Manufacturing (Diversified)--1.8%
  Illinois Tool Works, Inc. ....................      4,800           287,700
                                                                  -----------
Office Equipment & Supplies--1.5%
  Pitney Bowes, Inc. ...........................      5,000           234,375
                                                                  -----------
Photography/Imaging--1.1%
  Xerox Corp. ..................................      1,900           168,506
                                                                  -----------
Publishing--1.3%
  Knight-Ridder, Inc. ..........................      3,600           202,500
                                                                  -----------
Restaurants--3.2%
  McDonald's Corp. .............................      9,200           503,700
                                                                  -----------
Retail (General Merchandise)--2.8%
  Dayton Hudson Corp. ..........................      5,700           440,681
                                                                  -----------
Services (Data Processing)--1.5%
  First Data Corp. .............................      7,000           238,000
                                                                  -----------
Telephone--4.8%
  BellSouth Corp. ..............................      4,200           256,200
  GTE Corp. ....................................      6,300           340,988
  SBC Communications, Inc. .....................      2,000           151,250
                                                                  -----------
                                                                      748,438
                                                                  -----------
Tobacco--3.4%
  Fortune Brands, Inc. .........................      4,800           190,500
  Philip Morris Companies, Inc. ................      8,000           347,500
                                                                  -----------
                                                                      538,000
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $13,675,644)..................................  14,781,281
                                                                  -----------

                       See Notes to Financial Statements
2

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                                               SHARES       VALUE
                                              --------   -----------
FOREIGN COMMON STOCKS--4.4%
Foods--3.2%
  Nestle SA ADR (Switzerland) ...............  3,400     $   297,697
  Unilever NV (Netherlands) .................  3,100         199,369
                                                         -----------
                                                             497,066
                                                         -----------
Oil (International Integrated)--1.2%
  Royal Dutch Petroleum Co. ADR NY
    Registered Shares (Netherlands) .........  3,600         195,525
                                                         -----------

                                                            VALUE
                                                         -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $635,694) .........................   $   692,591
                                                         -----------
TOTAL LONG-TERM INVESTMENTS--98.6%
  (Identified cost $14,311,338) ......................    15,473,872
                                                         -----------
TOTAL INVESTMENTS--98.6%
  (Identified cost $14,311,338) ......................    15,473,872(a)
  Cash and receivables, less liabilities--1.4% .......       219,912
                                                         -----------

NET ASSETS--100% .....................................   $15,693,784
                                                         ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,269,497 and gross depreciation of $106,963 for federal income tax purposes. At February 28, 1998, the aggregate cost of securities for federal income tax purposes was $14,311,338.
(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix Value Equity Fund

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                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $14,311,338)                                      $15,473,872
Cash                                                                      52,359
Receivables
  Fund shares sold                                                       235,874
  Investment securities sold                                             138,651
  Receivable from adviser                                                 21,021
  Dividends and interest                                                  19,909
Prepaid expenses                                                         52,182
                                                                     -----------
    Total assets                                                      15,993,868
                                                                     -----------
Liabilities
Payables
  Investment securities purchased                                        232,460
  Trustees' fee                                                            6,854
  Transfer agent fee                                                       6,781
  Financial agent fee                                                      6,597
  Distribution fee                                                         5,577
  Fund shares repurchased                                                  1,856
Accrued expenses                                                         39,959
                                                                     -----------
    Total liabilities                                                    300,084
                                                                     -----------
Net Assets                                                           $15,693,784
                                                                     ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest                     $14,484,353
Undistributed net investment loss                                        (12,889)
Accumulated net realized gain                                             59,786
Net unrealized appreciation                                            1,162,534
                                                                     -----------
Net Assets                                                           $15,693,784
                                                                     ===========
Class A shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,085,721)                       927,464
Net asset value per share                                                 $10.87
Offering price per share $10.87/(1-4.75%)                                 $11.41
Class B shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,079,387)                        375,903
Net asset value and offering price per share                              $10.85
Class C shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,396,086)                        128,571
Net asset value and offering price per share                              $10.86
Class M shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $132,590)                           12,189
Net asset value per share                                                 $10.88
Offering price per share $10.88/(1-3.50%)                                 $11.27

                      STATEMENT OF OPERATIONS
                  FROM INCEPTION NOVEMBER 5, 1997
                        TO FEBRUARY 28, 1998
                            (Unaudited)

Investment Income
Dividends                                                $   56,613
Interest                                                      6,773
                                                         ----------
   Total investment income                                   63,386
                                                         ----------
Expenses
Financial agent fee                                          27,332
Investment advisory fee                                      26,053
Distribution fee--Class A                                     5,967
Distribution fee--Class B                                     7,227
Distribution fee--Class C                                     3,278
Distribution fee--Class M                                       183
Registration                                                 39,431
Transfer agent                                               25,127
Custodian                                                    11,464
Printing                                                      7,314
Professional                                                  7,226
Trustees                                                      6,854
Miscellaneous                                                 7,802
                                                         ----------
   Total expenses                                           175,258
   Less expenses borne by investment adviser               (123,866)
                                                         ----------
   Net expenses                                              51,392
                                                         ----------
Net investment income                                        11,994
                                                         ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              59,786
Net change in unrealized appreciation (depreciation)
  on investments                                          1,162,534
                                                         ----------
Net gain on investments                                   1,222,320
                                                         ----------
Net increase in net assets resulting from
  operations                                             $1,234,314
                                                         ==========

                       See Notes to Financial Statements
4

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           From Inception
                                                                                         November 5, 1997 to
                                                                                          February 28, 1998
                                                                                             (Unaudited)
                                                                                        --------------------
From Operations
 Net investment income                                                                      $    11,994
 Net realized gain                                                                               59,786
 Net change in unrealized appreciation (depreciation)                                         1,162,534
                                                                                            -----------
 Increase in net assets resulting from operations                                             1,234,314
                                                                                            -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                 (18,161)
 Net investment income--Class B                                                                  (4,549)
 Net investment income--Class C                                                                  (2,012)
 Net investment income--Class M                                                                    (161)
                                                                                            -----------
 Decrease in net assets from distributions to shareholders                                      (24,883)
                                                                                            -----------
From Share Transactions
Class A
 Proceeds from sales of shares (932,560 shares)                                               9,338,803
 Net asset value of shares issued from reinvestment of distributions (1,823 shares)              18,045
 Cost of shares repurchased (6,919 shares)                                                      (72,938)
                                                                                            -----------
 Total                                                                                        9,283,910
                                                                                            -----------
Class B
 Proceeds from sales of shares (379,965 shares)                                               3,840,051
 Net asset value of shares issued from reinvestment of distributions (370 shares)                 3,662
 Cost of shares repurchased (4,432 shares)                                                      (45,834)
                                                                                            -----------
 Total                                                                                        3,797,879
                                                                                            -----------
Class C
 Proceeds from sales of shares (147,939 shares)                                               1,474,850
 Net asset value of shares issued from reinvestment of distributions (108 shares)                 1,073
 Cost of shares repurchased (19,476 shares)                                                    (195,500)
                                                                                            -----------
 Total                                                                                        1,280,423
                                                                                            -----------
Class M
 Proceeds from sales of shares (12,173 shares)                                                  121,980
 Net asset value of shares issued from reinvestment of distributions (16 shares)                    161
 Cost of shares repurchased (0 shares)                                                               --
                                                                                            -----------
 Total                                                                                          122,141
                                                                                            -----------
 Increase in net assets from share transactions                                              14,484,353
                                                                                            -----------
 Net increase in net assets                                                                  15,693,784
Net Assets
 Beginning of period                                                                                  0
                                                                                            -----------
 End of period (including undistributed net investment loss of ($12,889))                   $15,693,784
                                                                                            ===========


                       See Notes to Financial Statements

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                Class A
                                            ---------------
                                            From Inception
                                              11/5/97 to
                                                2/28/98
                                              (Unaudited)
                                            ---------------
Net asset value, beginning of period           $10.00
Income from investment operations
 Net investment income (loss)                    0.02(4)(5)
 Net realized and unrealized gain                0.87
                                              -------
  Total from investment operations               0.89
                                              -------
Less distributions
 Dividends from net investment income          (0.02)
                                              -------
  Total distributions                          (0.02)
                                              -------
Change in net asset value                        0.87
                                              -------
Net asset value, end of period                 $10.87
                                              =======
Total return(1)                                  8.96%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)         $10,086
Ratio to average net assets of:
 Operating expenses                              1.25%(2)
 Net investment income (loss)                    0.61%(2)
Portfolio turnover                                 31%(3)
Average commission rate paid(6)               $0.0326

                                                Class B                Class C                Class M
                                            --------------         --------------         --------------
                                            From Inception         From Inception         From Inception
                                              11/5/97 to             11/5/97 to             11/5/97 to
                                                2/28/98                2/28/98                2/28/98
                                              (Unaudited)            (Unaudited)            (Unaudited)
                                            --------------         --------------         --------------
Net asset value, beginning of period           $10.00                 $10.00                  $10.00
Income from investment operations
 Net investment income (loss)                   (0.01)(4)(5)           (0.01)(4)(5)             0.01(4)(5)
 Net realized and unrealized gain                0.88                   0.89                    0.88
                                              -------               --------                 -------
  Total from investment operations               0.87                   0.88                    0.89
                                              -------               --------                 -------
Less distributions
 Dividends from net investment income          ( 0.02)                 (0.02)                  (0.01)
                                              -------               --------                 -------
  Total distributions                          ( 0.02)                 (0.02)                  (0.01)
                                              -------               --------                 -------
Change in net asset value                        0.85                   0.86                    0.88
                                              -------               --------                 -------
Net asset value, end of period                 $10.85                 $10.86                  $10.88
                                              =======               ========                 =======
Total return(1)                                  8.72%(3)               8.78%(3)                8.95%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)          $4,079                 $1,396                    $133
Ratio to average net assets of:
 Operating expenses                              2.00%(2)               2.00%(2)                1.50%(2)
 Net investment income (loss)                   (0.28%)(2)             (0.28%)(2)               0.44%(2)
Portfolio turnover                                 31%(3)                 31%(3)                  31%(3)
Average commission rate paid(6)               $0.0326                $0.0326                 $0.0326

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.11, $0.11, $0.11 and $0.11, respectively.
(6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal bass.

                       See Notes to Financial Statements
6

PHOENIX SMALL CAP VALUE FUND

INVESTOR PROFILE

     Phoenix Small Cap Value Fund is designed for long-term investors seeking long-term capital appreciation by investing in a diversified portfolio of common stocks of small companies with market capitalizations of $100 million to $1 billion.

INVESTMENT ADVISER'S REPORT
     Since the Fund's inception on November 20, 1997 through the end of this reporting period, February 28, 1998, Class A shares returned 8.45%, Class B shares earned 8.21%, Class C shares returned 8.18% and Class M shares earned 8.37% compared with a return of 7.35% for the Russell 2000 Value Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Despite concerns over the economic turmoil in Asia and its expected negative impact on corporate earnings, the U.S. stock market climbed to record highs over this latest reporting period. For the three-month period ended February 28, 1998, the S&P 500 Index** posted an impressive return of 10.24%, a gain that surprised even the most bullish of Wall Street investors. As investors increasingly favored liquidity and earnings growth, large-caps outperformed smaller-cap stocks.

     The Fund's performance was held back by our position in small savings and loan institutions and banks, which have been flat to down year-to-date. The best performers were builders, such as Lennar and Del Webb, and transportation-related stocks, such as Gulfstream.


OUTLOOK

     We continue to buy heavily discounted, low expectation names in our portfolio that reflect our strong value bias. Despite the high valuation levels of the markets as a whole, we remain sanguine about the outlook for 1998.


 *The Russell 2000 Value Index is an unmanaged, commonly used measure of total return performance for small-capitalization value-oriented stocks.
**The S&P 500 Index is an unmanaged, commonly used measure of stock total return performance.

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------

                        INVESTMENTS AT FEBRUARY 28, 1998
                                  (Unaudited)




                                                              SHARES       VALUE
                                                           -----------  ------------
COMMON STOCKS--89.5%
Aerospace/Defense--2.0%
  Gulfstream Aerospace Corp. (b) .........................     9,000    $  364,500
                                                                        ----------

Airlines--2.5%
  America West Holdings Corp. (b) ........................    18,200       451,588
                                                                        ----------

Auto Parts & Equipment--1.7%
  Breed Technologies, Inc. ...............................     6,000       130,500
  Superior Industries International, Inc. ................     6,000       186,375
                                                                        ----------
                                                                           316,875
                                                                        ----------

Banks (Major Regional)--16.2%
  Ambassador Bank of the Commonwealth (b).................     4,000       137,000
  Associated Banc-Corp ...................................       900        47,138
  BancorpSouth, Inc. .....................................     2,000        87,250
  Bank Plus Corp. (b) ....................................    20,000       295,000
  Charter One Financial, Inc. ............................     3,000       181,781
  Dime Bancorp, Inc. .....................................     5,300       161,650
  First American Corp. ...................................     1,900        90,962
  First Midwest Bancorp, Inc. ............................     4,800       211,800
  FirstMerit Corp. .......................................     4,400       129,525
  Old National Bancorp ...................................     3,200       149,600
  ONBANCorp, Inc. ........................................     3,000       217,875
  People's Bank ..........................................     5,000       187,812
  St. Paul Bancorp, Inc. .................................     5,500       145,750
  Sterling Bancorp .......................................     6,000       144,750
  Trustmark Corp. ........................................     7,500       329,063
  United Bankshares, Inc. ................................     2,900       147,356
  Washington Federal, Inc. ...............................     4,400       121,550
  Whitney Holding Corp. ..................................     2,700       170,438
                                                                        ----------
                                                                         2,956,300
                                                                        ----------

Biotechnology--1.7%
  ICOS Corp. (b) .........................................    21,800       306,563
                                                                        ----------

Broadcasting (Television, Radio, & Cable)--1.8%
  Jones Intercable, Inc. (b) .............................    20,000       327,500
                                                                        ----------

Building Materials--8.1%
  Lennar Corp. ...........................................    22,000       614,625
  Toll Brothers, Inc. (b) ................................    19,200       576,000
  Webb (Del E.) Corp. ....................................     9,000       288,000
                                                                        ----------
                                                                         1,478,625
                                                                        ----------
Chemicals (Specialty)--1.6%
  Fuller (H.B.) Co. ......................................     5,000       284,375
                                                                        ----------

Commercial Finance--4.4%
  First Indiana Corp. ....................................     4,000       117,000
  Fremont General Corp. ..................................     9,500       557,531
  National Commerce Bancorporation .......................     3,400       127,925
                                                                        ----------
                                                                           802,456
                                                                        ----------

                                                              SHARES       VALUE
                                                           -----------  ------------

Communications Equipment--0.7%
  Scientific-Atlanta, Inc. ...............................     7,000    $  122,500
                                                                        ----------

Computers (Peripherals)--0.7%
  At Home Corp. Series A (b) .............................     4,000       136,500
                                                                        ----------

Computers (Software &
              Services)--1.0%
  Walker Interactive Systems (b) .........................    11,000       186,313
                                                                        ----------

Containers & Packaging (Paper)--1.1%
  Shorewood Packaging Corp. (b) ..........................     8,200       200,900
                                                                        ----------

Electronics (Component
    Distributors)--1.8%
  CHS Electronics, Inc. (b) ..............................    16,000       330,000
                                                                        ----------

Electronics (Instrumentation)--0.7%
  Iomega Corp. (b) .......................................     6,000        54,750
  VLSI Technology, Inc. (b) ..............................     3,500        67,594
                                                                        ----------
                                                                           122,344
                                                                        ----------

Financial (Diversified)--1.8%
  Advest Group, Inc. .....................................     3,600        89,775
  Astoria Financial Corp. ................................     2,400       134,100
  Finet Holdings Corp. (b) ...............................    25,000        93,750
                                                                        ----------
                                                                           317,625
                                                                        ----------

Foods--0.1%
  Cal-Maine Foods, Inc. ..................................     4,000        25,500
                                                                        ----------

Footwear--0.4%
  Brown Group, Inc. ......................................     5,200        77,350
                                                                        ----------

Hardware & Tools--0.5%
  Starrett (L.S.) Co. Class A ............................     2,200        88,275
                                                                        ----------

Health Care (Medical Products &
    Supplies)--1.8%
  Alaris Medical, Inc. (b) ...............................    45,000       244,687
  Technical Chemicals & Products, Inc. (b) ...............     8,000        77,000
                                                                        ----------
                                                                           321,687
                                                                        ----------

Insurance (Multi-Line)--6.9%
  Horace Mann Educators Corp. ............................    17,000       603,500
  Lawyers Title Corp. ....................................    12,500       545,312
  Penncorp Financial Group, Inc. .........................     3,200       111,200
                                                                        ----------
                                                                         1,260,012
                                                                        ----------

                       See Notes to Financial Statements
8

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------




                                                   SHARES         VALUE
                                                -----------   --------------

Insurance (Property-Casualty)--3.9%
  Commerce Group, Inc. ........................    13,500     $   472,500
  Selective Insurance Group, Inc. .............     8,500         233,219
                                                              -----------
                                                                  705,719
                                                              -----------

Investment Banking/Brokerage--2.6%
  EVEREN Capital Corp. ........................     5,000         213,125
  McDonald & Company Investments ..............    10,200         255,000
                                                              -----------
                                                                  468,125
                                                              -----------

Iron & Steel--1.5%
  Quanex Corp. ................................     8,500         281,562
                                                              -----------

Machinery (Diversified)--2.5%
  Blount International, Inc. Class A ..........     9,200         255,875
  Stewart & Stevenson Services, Inc. ..........     8,000         195,500
                                                              -----------
                                                                  451,375
                                                              -----------

Manufacturing (Diversified)--2.0%
  Furon Co. ...................................    17,500         368,594
                                                              -----------

Manufacturing (Specialized)--0.9%
  Sturm, Ruger & Co., Inc. ....................     8,000         161,500
                                                              -----------

Metals Mining--1.5%
  AK Steel Holding Corp. ......................     6,700         125,206
  Titanium Metals Corp. (b) ...................     4,800         144,600
                                                              -----------
                                                                  269,806
                                                              -----------

Professional Services--4.0%
  Valassis Communications, Inc. (b) ...........    10,500         400,312
  Wackenhut Corp. Class A .....................    14,200         332,812
                                                              -----------
                                                                  733,124
                                                              -----------

Publishing--2.7%
  Houghton Mifflin Co. ........................     5,000         158,750
  Young Broadcasting Corp. Class A (b) ........     7,600         336,300
                                                              -----------
                                                                  495,050
                                                              -----------

Railroads--0.8%
  Railtex, Inc. (b) ...........................     9,000         146,250
                                                              -----------

REITS--2.3%
  First Union Real Estate Investments .........     8,000          94,500
  Hospitality Properties Trust ................     5,000         175,000
  Winston Hotels, Inc. ........................    12,000         158,250
                                                              -----------
                                                                  427,750
                                                              -----------

Retail (Building Supplies)--1.9%
  Sherwin-Williams Co. ........................    10,500         351,094
                                                              -----------


                                                   SHARES         VALUE
                                                -----------   --------------

Retail (General Merchandise)--1.3%
  Heilig-Meyers Co. ...........................    15,000     $   232,500
                                                              -----------
Retail (Specialty)--2.2%
  Claire's Stores, Inc. .......................    22,000         396,000
                                                              -----------
Savings & Loan Companies--1.5%
  Downey Financial Corp. ......................     2,800          81,900
  FirstFed Financial Corp. (b) ................     3,000         121,125
  Glacier Bancorp, Inc. .......................     2,200          63,250
                                                              -----------
                                                                  266,275
                                                              -----------
Services (Advertising/Marketing)--0.4%
  ACNielsen Corp. (b) .........................     3,000          75,000
                                                              -----------
TOTAL COMMON STOCKS
  (Identified cost $14,992,954)..............................  16,307,512
                                                              -----------
FOREIGN COMMON STOCKS--0.2%
Financial (Diversified)--0.2%
  London Pacific Group Ltd. Sponsored ADR
    (United Kingdom) ..........................     2,000          25,000
                                                              -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $24,830)..................................      25,000
                                                              -----------
UNIT INVESTMENT TRUSTS--5.1%
  DIAMONDS Trust Series I (b) .................     3,000         257,015
  S&P 500 Depositary Receipts .................     5,000         525,313
  S&P 400 Mid-Cap Depositary Receipts .........     2,200         149,497
                                                              -----------
                                                                  931,825
                                                              -----------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $874,453).................................     931,825
                                                              -----------

TOTAL LONG-TERM INVESTMENTS--94.8%
  (Identified cost $15,892,237)..............................  17,264,337
                                                              -----------


                                   STANDARD          PAR
                                   & POOR'S         VALUE
                                    RATING          (000)
                                  ----------      ---------
SHORT-TERM OBLIGATIONS--3.6%
Commercial Paper--3.6%
  Koch Industries, Inc. 5.67%,
    3/2/98 ...................       A-1+           $660         659,896
                                                              -----------

TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $659,896).............................         659,896
                                                              -----------

TOTAL INVESTMENTS--98.4%
  (Identified cost $16,552,133)..........................      17,924,233(a)
  Cash and receivables, less liabilities--1.6% ..........         292,504
                                                              -----------
NET ASSETS--100.0% ......................................     $18,216,737
                                                              ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,713,785 and gross depreciation of $341,685 for federal income tax purposes. At February 28, 1998, the aggregate cost of securities for federal income tax purposes was $16,552,133.
(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (Unaudited)


Assets
Investment securities at value
 (Identified cost $16,552,133)                                $17,924,233
Cash                                                               23,563
Receivables
 Fund shares sold                                                 347,284
 Investment securities sold                                        315.118
 Receivable from adviser                                           17,669
 Dividends and interest                                            10,679
Prepaid expenses                                                   55,527
                                                              ------------
  Total assets                                                 18,694,073
                                                              ------------
Liabilities
Payables
 Investment securities purchased                                  377,258
 Fund shares repurchased                                           44,673
 Financial agent fee                                                6,597
 Transfer agent fee                                                 6,371
 Trustees' fee                                                      5,884
 Distribution fee                                                   5,660
Accrued expenses                                                   30,893
                                                              ------------
  Total liabilities                                               477,336
                                                              ------------
Net Assets                                                    $18,216,737
                                                              ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest              $16,987,672
Undistributed net investment loss                                 (24,843)
Accumulated net realized loss                                    (118,192)
Net unrealized appreciation                                     1,372,100
                                                              ------------
Net Assets                                                    $18,216,737
                                                              ============
Class A shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $12,868,535)       1,188,159
Net asset value per share                                          $10.83
Offering price per share $10.83/(1-4.75%)                          $11.37
Class B shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $3,460,050)          319,978
Net asset value and offering price per share                       $10.81
Class C shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $1,740,310)          160,927
Net asset value and offering price per share                       $10.81
Class M shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $147,842)             13,647
Net asset value per share                                          $10.83
Offering price per share $10.83/(1-3.50%)                          $11.22

                       STATEMENT OF OPERATIONS
                   FROM INCEPTION NOVEMBER 20, 1997
                         TO FEBRUARY 28, 1998
                             (Unaudited)


Investment income
Dividends                                                $   42,496
Interest                                                     16,478
                                                         ----------
   Total investment income                                   58,974
                                                         ----------
Expenses
Investment advisory fee                                      29,544
Financial agent fee                                          23,562
Distribution fee--Class A                                     6,352
Distribution fee--Class B                                     4,544
Distribution fee--Class C                                     2,547
Distribution fee--Class M                                       165
Registration                                                 30,797
Transfer agent                                               24,714
Custodian                                                     9,843
Printing                                                      6,279
Professional                                                  6,204
Trustees                                                      5,884
Miscellaneous                                                 6,985
                                                         ----------
   Total expenses                                           157,420
   Less expenses borne by investment adviser               (106,061)
                                                         ----------
   Net expenses                                              51,359
                                                         ----------
Net investment income                                         7,615
                                                         ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                            (118,192)
Net change in unrealized appreciation (depreciation)
  on investments                                          1,372,100
                                                         ----------
Net gain on investments                                   1,253,908
                                                         ----------
Net increase in net assets resulting from
  operations                                             $1,261,523
                                                         ==========


                        See Notes to Financial Statements
10

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                            From Inception
                                                                                         November 20, 1997 to
                                                                                          February 28, 1998
                                                                                             (Unaudited)
                                                                                        ---------------------
From Operations
 Net investment income                                                                       $     7,615
 Net realized loss                                                                              (118,192)
 Net change in unrealized appreciation (depreciation)                                          1,372,100
                                                                                             -----------
 Increase in net assets resulting from operations                                              1,261,523
                                                                                             -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                  (27,475)
 Net investment income--Class B                                                                   (2,932)
 Net investment income--Class C                                                                   (1,800)
 Net investment income--Class M                                                                     (251)
                                                                                             -----------
 Decrease in net assets from distributions to shareholders                                       (32,458)
                                                                                             -----------
From Share Transactions
Class A
 Proceeds from sales of shares (1,208,555 shares)                                             12,191,923
 Net asset value of shares issued from reinvestment of distributions (2,693 shares)               26,901
 Cost of shares repurchased (23,089 shares)                                                     (241,166)
                                                                                             -----------
 Total                                                                                        11,977,658
                                                                                             -----------
Class B
 Proceeds from sales of shares (322,600 shares)                                                3,272,177
 Net asset value of shares issued from reinvestment of distributions (224 shares)                  2,235
 Cost of shares repurchased (2,846 shares)                                                       (29,504)
                                                                                             -----------
 Total                                                                                         3,244,908
                                                                                             -----------
Class C
 Proceeds from sales of shares (160,825 shares)                                                1,627,092
 Net asset value of shares issued from reinvestment of distributions (102 shares)                  1,015
 Cost of shares repurchased (0 shares)                                                                --
                                                                                             -----------
 Total                                                                                         1,628,107
                                                                                             -----------
Class M
 Proceeds from sales of shares (13,622 shares)                                                   136,750
 Net asset value of shares issued from reinvestment of distributions (25 shares)                     249
 Cost of shares repurchased (0 shares)                                                                --
                                                                                             -----------
 Total                                                                                           136,999
                                                                                             -----------
 Increase in net assets from share transactions                                               16,987,672
                                                                                             -----------
 Net increase in net assets                                                                   18,216,737
Net Assets
 Beginning of period                                                                                   0
                                                                                             -----------
 End of period (including undistributed net investment loss of ($24,843))                    $18,216,737
                                                                                             ===========


                       See Notes to Financial Statements
                                                                             11

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                 Class A
                                             --------------
                                             From Inception
                                               11/20/97 to
                                                 2/28/98
                                               (Unaudited)
                                             --------------
Net asset value, beginning of period             $10.00
Income from investment operations
 Net investment income (loss)                      0.01(4)(5)
 Net realized and unrealized gain                  0.85
                                                -------
  Total from investment operations                 0.86
                                                -------
Less distributions
 Dividends from net investment income             (0.03)
                                                -------
  Total distributions                             (0.03)
                                                -------
Change in net asset value                          0.83
                                                -------
Net asset value, end of period                   $10.83
                                                =======
Total return(1)                                    8.45%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)           $12,869
Ratio to average net assets of:
 Operating expenses                                1.40%(2)
 Net investment income                             0.44%(2)
Portfolio turnover                                   38%(3)
Average commission rate paid(6)                 $0.0377



                                                 Class B                  Class C                  Class M
                                             --------------           --------------           --------------
                                             From Inception           From Inception           From Inception
                                               11/20/97 to              11/20/97 to              11/20/97 to
                                                 2/28/98                  2/28/98                  2/28/98
                                               (Unaudited)              (Unaudited)              (Unaudited)
                                             --------------           --------------           --------------
Net asset value, beginning of period            $10.00                    $10.00                   $10.00
Income from investment operations
 Net investment income (loss)                    (0.01)(4)(5)              (0.01)(4)(5)              0.01(4)(5)
 Net realized and unrealized gain                 0.85                      0.85                     0.85
                                               -------                   -------                  -------
  Total from investment operations                0.84                      0.84                     0.86
                                               -------                   -------                  -------
Less distributions
 Dividends from net investment income            (0.03)                    (0.03)                   (0.03)
                                               -------                   -------                  -------
  Total distributions                            (0.03)                    (0.03)                   (0.03)
                                               -------                   -------                  -------
Change in net asset value                         0.81                      0.81                     0.83
                                               -------                   -------                  -------
Net asset value, end of period                  $10.81                    $10.81                   $10.83
                                               =======                   =======                  =======
Total return(1)                                   8.21%(3)                 8.18%(3)                  8.37%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)           $3,460                   $1,740                      $148
Ratio to average net assets of:
 Operating expenses                               2.15%(2)                 2.15%(2)                  1.65%(2)
 Net investment income                           (0.53%)(2)               (0.50%)(2)                 0.25%(2)
Portfolio turnover                                  38%(3)                   38%(3)                    38%(3)
Average commission rate paid(6)                $0.0377                  $0.0377                   $0.0377

 (1) Maximum sales charges are not reflected in the total return calculation.
 (2) Annualized
 (3) Not annualized
 (4) Computed using average shares outstanding.
 (5) Includes reimbursement of operating expenses by investment adviser of $0.09, $0.09, $0.09 and $0.09, respectively.
 (6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                        See Notes to Financial Statements
12

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
     The Phoenix Investment Trust 97 (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.
     Phoenix Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.
     Phoenix Small Cap Value Fund seeks long-term capital appreciation.
     Each Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold with the front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M shares are sold with a front-end sales charge of up to 3.50%. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:
     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:
     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:
     Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:
     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:
     Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited) (Continued)

exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Expenses:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

H. Repurchase agreements:

     A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:


                           1st $1       $1-2         $2+
Fund                      Billion     Billion      Billion
----------------------   ---------   ---------   ----------
Value Equity Fund          0.75%       0.70%        0.65%
Small Cap Value Fund       0.90        0.85         0.80

     The Adviser has voluntarily agreed to assume total operating expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 1998, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:


                          Class A     Class B     Class C      Class M
                           Shares      Shares      Shares      Shares
                         ---------   ---------   ---------   ----------
Value Equity Fund          1.25%       2.00%       2.00%        1.50%
Small Cap Value Fund       1.40        2.15        2.15         1.65

     As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $15,702 for Class A shares and $298 for Class M shares, and deferred sales charges of $447 for Class B shares and $1,916 for Class C shares for the period ended February 28, 1998. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the period ended February 28, 1998, $27,788 was earned by the Distributor, $2,459 was paid to unaffiliated participants, and $16 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Trust, PEPCO receives a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended February 28, 1998, transfer agent fees were $49,841 of which PEPCO retained $52 which is net of the fees paid to State Street.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited) (Continued)

     At February 28, 1998, PHL and its affiliates held shares of the Trust which aggregated the following:


                                                   Aggregate
                                       Shares   Net Asset Value
                                     --------- ----------------
Value Equity Fund--Class A .........  471,139     $5,121,285
Value Equity Fund--Class B .........   10,020        108,719
Value Equity Fund--Class C .........   10,016        108,776
Value Equity Fund--Class M .........   10,014        108,954
Small Cap Value Fund--
   Class A .........................  471,506      5,106,405
Small Cap Value Fund--
   Class B .........................   10,029        108,415
Small Cap Value Fund--
   Class C .........................   10,026        108,381
Small Cap Value Fund--
   Class M .........................   10,025        108,570

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the period ended February 28, 1998 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:


                           Purchases       Sales
                        -------------- -------------
Value Equity Fund .....  $18,017,417    $3,765,865
Small Cap Value Fund ..   20,529,525     4,519,096

     There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 28, 1998.

4. CREDIT RISK
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. SUBSEQUENT EVENT
     Class M Shares are currently closed to new investors and subsequent investments by existing shareholders. Existing shareholders in Class M Shares may exchange their shares for Class M Shares of any other affiliated Phoenix Fund without paying any fees or sales charges provided the fund into which the exchange is made has existing Class M Share investors at the time of the exchange.















     This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

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PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, MA 01301

Trustees
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
Christian C. Bertelsen, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

Investment Adviser
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

How to Contact Us
Customer Service                                      1-800-243-1574 (option 0)
Automated Voice Response Unit                         1-800-243-1574 (option 1)
Investment Strategy Hotline                           1-800-243-4361 (option 2)
Marketing Department                                  1-800-243-4361 (option 3)
Text Telephone                                        1-800-243-1926
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Phoenix Funds
PO Box 2200


[Phoenix Logo] Phoenix
               Duff & Phelps


PDP 234 (4/98)

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